Notes Payable (Tables)	9 Months Ended
Sep. 30, 2017
Notes Payable.
Schedule of notes payable

	September 30,	December 31,
	2017	2016
Notes payable to insurance finance company	$—	$11
Notes payable to vehicle companies	—	440
Total notes payable	—	451
Less: current maturities	—	(169)
Notes payable, net of current portion	$—	$282